Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Expected Provision for Income Tax Recovery/Expense

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the consolidated statements of operations is as follows:

	2,012	2,011
Earnings (loss) before income taxes	$(15,623)	$23,356
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2011 – 28.25%)	(4,141)	6,598
Permanent differences	1,040	811
Effect of change in future expected tax rates	(1,199)	(1,287)
Effect of change to U.S. GAAP and functional currency	—	(4,685)
Reversal of previously recognized foreign tax credits	(84)	—
Foreign withholding taxes paid	129	264
Increase (decrease) in valuation allowance	3,152	(10,142)

Provision for income tax (recovery) expense	$(1,103)	$(8,441)

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s future income tax assets and liabilities are as follows:

	2012	2011
Tax loss carryforwards	$20,481	$15,102
Scientific research and experimental development (“SR&ED”) carryforwards	5,352	4,959
Harmonization asset	677	617
Share issue costs	831	1,913
Investment tax credits	4,564	4,648
Accounts payable and accrued liabilities	4,759	8,986
Difference between tax and book value of debentures	—	(6,308)
Difference between tax and book value of capital and intangible assets	(8,252)	(9,208)
Difference between tax and book value of loan receivable	31	—

Total future income tax asset	28,443	20,709
Valuation allowance	(7,626)	(4,474)

Net future income tax asset	$20,817	$16,235

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2012, the Company had unused non-capital tax losses of approximately $54,821 (2011 – $42,706) and SR&ED expenditure pool totaling $20,198 (2011 – $19,606) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2025	$—	$11,882
2026	—	444
2027	—	91
2028	—	—
2029	—	3,877
2030	—	30,145
2031	—	988
2032	—	7,394
Indefinite	20,198	—

	$20,198	$54,821

Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amounts of uncertain income tax benefits for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011

Balance at January 1	$—	$—
Tax postions related to current year:
Additions	—	—
Reductions	—	—
Tax postions related to prior years:
Additions	—	—
Reductions	—	—

Balance at December 31	$—	$—